UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20005

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/04

Check here if Amendment [X]; Amendment Number: _1___
This Amendment (Check only one.): 	[X] is a restatement.
      [ ] adds new holdings
      entries.
Institutional Investment Manager Filing this Report:

Name: 	Charter Financial Group, Inc.
Address: 	1401 I Street, NW
		Suite 505
		Washington, DC  20005

Form 13F File Number: 28-_05197__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Susan H. Stewart
Title: 	Chairman & President
Phone: 	(202)289-7443

Signature, Place, and Date of Signing:

Susan H. Stewart 		Washington, DC		January 26, 2005
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
















































Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total: 	36

Form 13F Information Table Value Total: 	$130212
      (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE






























FORM 13F INFORMATION TABLE

			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER
	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1000)	PRN AMT	PRN
	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
3M Corp	COM	88579y101	3323	40500	SH		SOLE
	11600	0	28900
Alliant Tech Systems	COM	018804104	374	5727	SH		SOLE
	5700	0	27
Altera Corporation	COM	021441100	3131	151300	SH		SOLE
	23400	0	127900
Amgen Inc.	COM	031162100	4799	74821	SH		SOLE
	16300	0	58521
Analog Devices Inc	COM	32654105	3616	97949	SH		SOLE
	22000	0	75949
BJ's Wholesale Club, Inc.	COM	05548J106	4987	171213	SH
	SOLE		40000	0	131213
Biomet Inc.	COM	90613100	3739	86180	 SH		SOLE
	20000	0	66180
C.H. Robinson Worldwide Inc.	COM	12541w100	5620	101232	SH
	SOLE		17000	0	84232
Chubb Corp.	COM	171232101	4771	62043	SH		SOLE
	13800	0	48243
Cisco Systems, Inc.	COM	17275R102	4303	222756	SH		SOLE
	53600	0	169156
Constellation Brands Inc A	CLA	21036p108	2373	51033	SH
	SOLE		20800	0	30233
Danaher Corp.	COM	235851102	6252	108904	SH		SOLE
	26700	0	82204
EMC Corporation	COM	268648102	5133	345211	SH		SOLE
	65900	0	279311
Eastman Chemical Company	COM	277432100	5161	89403	SH
	SOLE		17700	0	71703
Engelhard Corp.	COM	292845104	711	23200	SH		SOLE
	23200	0	0
General Electric Company	COM	369604103	0.162	5	SH
	SOLE		0	0	340
Honeywell Inc.	COM	438516106	4619	130453	SH		SOLE
	28000	0	102453
Inamed Corp.	COM	453235103	1347	21297	SH		SOLE
	4400	0	16897
IShares MSCI Pacific ex Japan	MSCI PAC J IDX	464286665	1841
	20425	SH		SOLE		0	0	20425
Intl. Business Machines Corp.	COM	459200101	5304	53805	SH
	SOLE		11500	0	42305
Intuit Inc.	COM	461202103	4788	108815	SH		SOLE
	24000	0	84815
Johnson & Johnson	COM	478160104	5371	84702	SH		SOLE
	16000	0	68702
Lehman Brothers Holdings Inc.	COM	524908100	5446	62257	SH
	SOLE		14700	0	47557
Lockheed Martin Corp.	COM	539830109	4507	81134	SH
	SOLE		17200	0	63934
M & T Bank Corp.	COM	55261f104	3181	29500	SH		SOLE
	6600	0	22900
MSCI Emerging Markets Index iShares	MSCI EMERG MKT	464287234
	540	2680	SH		SOLE		0	0	2680
Merrill Lynch and Co.	COM	590188108	4696	78576	SH
	SOLE		19600	0	58976
Nabors Industries LTD	COM	g6359f103	5119	99824	SH
	SOLE		20700	0	79124
Noble Corp.	COM	655042109	5538	111341	SH		SOLE
	23400	0	87941
Polymedica Corp.	COM	731738100	1458	39101	SH		SOLE
	8800	0	30301
Qualcomm Inc.	COM	747525103	6906	162885	SH		SOLE
	45000	0	117885
Russell 2000 Index iShares	RUSSELL 2000	464287655	52.052
	402	SH		SOLE		0	0	402
S&P MidCap 400 Index iShares	S&P MidCap 400	464287507	38	288
	SH		SOLE		0	0	288
Stryker Corp	COM	863667101	5229	108375	SH		SOLE
	24000	0	84375
Target Corp.	COM	87612e106	5055	97349	SH		SOLE
	20400	0	76949
Wal Mart Stores Inc.	COM	931142103	884	16745	SH
	SOLE		16700	0	45